Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table presents summarized results of operations related to discontinued operations for years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands)
Revenues	$1,008	$13,561	$13,842
Operating costs and expenses	1,164	18,096	17,860
Income tax benefit	63	1,829	1,600
Loss from discontinued operations, net of tax	$(93)	$(2,706)	$(2,418)